Document and Entity Information	Aug. 26, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2022
Entity Registrant Name	Mind Medicine (MINDMED) INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-40360
Entity Tax Identification Number	98-1582438
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	650
Local Phone Number	208-2454
Title of 12(b) Security	Common Shares
Trading Symbol	MNMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001813814
Amendment Flag	false